Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2016, 2015, and 2014 is summarized in the following tables.

	Year ended December 31, 2016
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Charge-offs	5,786	412	1,436	3,014	10,151	—	20,799
Recoveries	(1,259)	(3,671)	(8,559)	(2,446)	(4,094)	(1)	(20,030)
Net charge-offs (recoveries)	4,527	(3,259)	(7,123)	568	6,057	(1)	769
Provision (Recovery)	4,267	(2,024)	(10,440)	(1,988)	5,086	(2)	(5,101)
Ending balance	$13,434	$10,432	$5,247	$10,958	$10,553	—	$50,624

	Year ended December 31, 2015
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352
Charge-offs	2,478	348	470	2,352	8,642	—	14,290
Recoveries	(1,373)	(2,241)	(2,092)	(2,438)	(3,295)	(3)	(11,442)
Net charge-offs (recoveries)	1,105	(1,893)	(1,622)	(86)	5,347	(3)	2,848
Provision (Recovery)	4,080	(1,504)	(1,710)	(1,344)	5,470	(2)	4,990
Ending balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494

	Year ended December 31, 2014
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$14,218	$15,899	$6,855	$14,251	$8,245	$—	$59,468
Charge-offs	3,779	8,003	1,316	3,944	7,738	—	24,780
Recoveries	(1,003)	(7,759)	(12,572)	(2,985)	(2,671)	(7)	(26,997)
Net charge-offs (recoveries)	2,776	244	(11,256)	959	5,067	(7)	(2,217)
(Recovery) Provision	(723)	(6,847)	(9,459)	1,480	8,223	(7)	(7,333)
Ending balance	$10,719	$8,808	$8,652	$14,772	$11,401	$—	$54,352

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2016 and 2015 was as follows:

	December 31, 2016
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$152	$309	$—	$87	$—	$—	$548
Collectively evaluated for impairment	13,282	10,123	5,247	10,871	10,553	—	50,076
Total ending allowance balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Loan Balance:
Loans individually evaluated for impairment	$20,622	$24,465	$2,226	$23,102	$—	$—	$70,415
Loans collectively evaluated for impairment	973,997	1,131,238	186,719	1,785,395	1,120,850	3,243	5,201,442
Total ending loan balance	$994,619	$1,155,703	$188,945	$1,808,497	$1,120,850	$3,243	$5,271,857
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	0.74%	1.26%	—%	0.38%	—%	—%	0.78%
Loans collectively evaluated for impairment	1.36%	0.89%	2.81%	0.61%	0.94%	—%	0.96%
Total	1.35%	0.90%	2.78%	0.61%	0.94%	—%	0.96%
Recorded Investment:
Loans individually evaluated for impairment	$20,624	$24,474	$2,226	$23,102	$—	$—	$70,426
Loans collectively evaluated for impairment	977,553	1,135,390	187,240	1,788,714	1,124,235	3,272	5,216,404
Total ending recorded investment	$998,177	$1,159,864	$189,466	$1,811,816	$1,124,235	$3,272	$5,286,830

	December 31, 2015
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$1,904	$381	$1,356	$550	$—	$—	$4,191
Collectively evaluated for impairment	11,790	8,816	7,208	12,964	11,524	1	52,303
Total ending allowance balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Loan Balance:
Loans individually evaluated for impairment	$30,545	$18,015	$6,716	$25,323	$—	$—	$80,599
Loans collectively evaluated for impairment	925,182	1,095,588	166,629	1,830,120	967,111	2,856	4,987,486
Total ending loan balance	$955,727	$1,113,603	$173,345	$1,855,443	$967,111	$2,856	$5,068,085
Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	6.23%	2.11%	20.19%	2.17%	—%	—%	5.20%
Loans collectively evaluated for impairment	1.27%	0.80%	4.33%	0.71%	1.19%	0.04%	1.05%
Total	1.43%	0.83%	4.94%	0.73%	1.19%	0.04%	1.11%
Recorded Investment:
Loans individually evaluated for impairment	$30,595	$18,025	$6,720	$25,324	$—	$—	$80,664
Loans collectively evaluated for impairment	928,569	1,099,587	167,042	1,833,449	970,143	2,870	5,001,660
Total ending recorded investment	$959,164	$1,117,612	$173,762	$1,858,773	$970,143	$2,870	$5,082,324